Consolidated Statements Of Financial Condition (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	6,000	6,000
Common stock, par value	$ 0.15	$ 0.15
Common stock, shares authorized	97,000,000	97,000,000
Common stock, shares issued	69,507,842	69,507,842
Treasury stock, shares	2,866,492	2,483,071